Segment Reporting - Schedule of Segments for the Company’s Continuing Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Segments for the Company’s Continuing Operations [Line Items]
Revenues	$ 3,370,789	$ 1,828,976	$ 10,781
Cost of goods sold	2,181,184	1,003,772	9,240
Gross profit	1,189,605	825,204	1,541
Interest expense and charges	982,277	602,228	92,144
Interest income	516	1,168	63
Depreciation and amortization	271,736	32,464	3,838
Capital expenditures	728,334	14,152,652	47,226
Income tax expenses
Segment loss	(12,613,401)	(8,312,576)	(6,526,322)
Segment assets	31,839,482	34,256,918	25,245,248
Equipment and technical service segment [Member]
Schedule of Segments for the Company’s Continuing Operations [Line Items]
Revenues	3,270,846	1,828,976	10,781
Cost of goods sold	2,125,709	1,003,772	9,240
Gross profit	1,145,137	825,204	1,541
Interest expense and charges	981,917	602,228	92,144
Interest income	513	1,168	63
Depreciation and amortization	227,717	32,464	3,838
Capital expenditures	728,334	14,152,652	47,226
Income tax expenses
Segment loss	(12,055,269)	(8,312,576)	(6,526,322)
Segment assets	31,453,406	34,256,918	25,245,248
Craft beer segment [Member]
Schedule of Segments for the Company’s Continuing Operations [Line Items]
Revenues	99,943
Cost of goods sold	55,475
Gross profit	44,468
Interest expense and charges	360
Interest income	3
Depreciation and amortization	44,019
Capital expenditures
Income tax expenses
Segment loss	(558,132)
Segment assets	$ 386,076